SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jul. 31, 2017
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
11.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

During the year ended July 31, 2017, the Company:

a)	Issued 1,577,388 finders’ warrants valued at $241,942 (Note 9);

b)	Issued 920,000 units, each unit comprising one share of common stock and one share purchase warrant, valued at $184,000 pursuant to a debt conversion in relation to mineral property acquisition (Note 9); and

c)	Accrued $103,092 in share issuance costs through accounts payable and accrued liabilities.

During the year ended July 31, 2016, the Company:

a)	Issued 1,500,000 shares of common stock at $0.16 per share, valued at $240,000 for mineral properties (Note 4);

b)	Issued 484,000 finders’ warrants valued at $42,248 (Note 9);

c)	Issued 1,500,000 warrants valued at $223,031 for mineral properties (Note 4);

d)	Cancelled 13,000,186 shares of common stock valued at $13,000, pursuant to a share surrender and cancellation agreement (Note 8); and

e)	Accrued $2,664 in share issuance costs through accounts payable and accrued liabilities.